FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCE COSTS
Schedule of interest expense on the Company?s bank borrowings

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Interest on lease liability	2,166	2,746	315
Other	—	2	—